25. Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Rent expense	$ 2,412	$ 3,127	$ 2,860
Other commitment	41,029	$ 54,845
Employment Contracts [Member]
Litigation reserve	951
Third Party Supplier [Member]
Litigation reserve	2,862
Bank of Suzhou [Member]
Litigation reserve	236
Solar Module Supplier [Member]
Litigation reserve	239
Third Party EPC Construction Supplier [Member]
Litigation reserve	0
Third Party Borrower [Member]
Litigation reserve	$ 0